Consolidated Statements of Cash Flows (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss) for the year	2,062,728	(3,584,601)	(4,452,428)
Items not affecting cash:
Amortization and depreciation	125,015	160,478	164,065
Stock-based compensation expense	265,000	344,800	577,815
Accretion of asset retirement obligation	3,860	3,509	4,092
Change in fair value of derivative instruments [note 12]	(168,143)
Asset retirement obligations paid			(902)
Loss on sale of property			1,074
Total non-cash items	225,732	508,787	746,144
Total before working capital changes	2,288,460	(3,075,814)	(3,706,284)
Changes in non-cash working capital balances [note 14]	(1,495,468)	1,319,299	1,013,508
Net cash generated by (used in) operating activities	792,992	(1,756,515)	(2,692,776)
Financing activities
Repayment of capital lease obligation	(8,591)	(10,246)	(8,681)
Issue of common shares and warrants, net of issue costs	2,886,024	1,487,827
Exercise of stock options and warrants	326,010	438,900	54,518
Net cash generated by financing activities	3,203,443	1,916,481	45,837
Investing activities
Purchase of property and equipment	(48,553)	(38,975)	(55,516)
Decrease (increase) in restricted cash	(359,234)	27,721	(101,856)
Decrease (increase) in short term investments	(45,000)	895,651	(905,651)
Proceeds from sale of property and equipment			400
Net cash generated by (used in) investing activities	(452,787)	884,397	(1,062,623)
Net cash inflow (outflow)	3,543,648	1,044,363	(3,709,562)
Cash and cash equivalents, beginning of the year	1,508,946	464,583	4,174,145
Cash and cash equivalents, end of the year	5,052,594	1,508,946	464,583
Supplemental information:
Cash interest paid (received), net	2,744	(16,353)	(9,923)
Cash interest paid	426,421